Business Combinations	12 Months Ended
Dec. 31, 2023
Business Combinations [Abstract]
Business Combinations
3.	BUSINESS COMBINATIONS
In 2021, the Group completed several business combinations, total purchase consideration in aggregate was RMB326 million, among which RMB357 million was allocated to goodwill.
In January 2023, the Group acquired 100% equity interests of an entity at a cash consideration of RMB130 million, among which RMB114 million was allocated to goodwill.
Goodwill, which is
non-deductible
for tax purposes, is primarily attributable to the synergies expected to be achieved from the acquisitions.
Neither the results of operations since the acquisition dates nor the pro forma results of operations of the acquirees were presented because the effects of these business combinations, both individually and in aggregate, were not significant to the Group’s consolidated results of operations.
The valuations used in the purchase price allocation were determined by the Group with the assistance of independent third-party valuation firm. The valuation reports considered generally accepted valuation methodologies such as the income, market and cost approaches.
The Group entered into definitive agreements with JOYY Inc. (“JOYY”) and certain of its affiliates, to acquire YY Live on November 16, 2020, and subsequently amended the share purchase agreement on February 7, 2021. Pursuant to the share purchase agreement, the closing of this acquisition is subject to certain conditions, including, among others, obtaining necessary regulatory approvals from governmental authorities.
The share purchase agreement is subject to termination by either party if the closing does not occur by the long stop date. As of December 31, 2023, the long stop date, the closing conditions provided for in the share purchase agreement had not been fully satisfied. On January 1, 2024, the Group exercised its contractual right to terminate the share purchase agreement.
In February 2021, the Group made aggregate payments of US$1.9 billion to JOYY, after considering working capital adjustments of US$0.1 billion and deposited an aggregate of US$1.6 billion into several escrow accounts in
accordance with the terms set forth in the share purchase agreement. As of December 31, 2023, US
$
1.9
billion
was recorded as “Other non-current assets” on the consolidated balance sheets and US$
1.6
billion was recorded as “
Restricted cash
” on the consolidated balance sheets.